Fair Value of Assets and Liabilities - Changes in Level 3 Financial Assets (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Opening balance	€ 192,951
Closing balance	151,709	€ 192,951
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	2,034	2,456
Effect of changes in accounting policies	5,097
Realised gain/loss recognised in the statement of profit or loss during the period1,3	45	(273)
Revaluation recognised in other comprehensive income during the period2,4	(131)	(5)
Purchase of assets	2,331	889
Sale of assets	(1,969)	(462)
Maturity/settlement	(1,002)	(168)
Reclassifications	2	7
Transfers into Level 3	85	9
Transfers out of Level 3	(1,125)	(392)
Exchange rate differences	20	(26)
Changes in the composition of the group and other changes	(1)	(1)
Closing balance	5,387	2,034
Level 3 [member] | Mandatorily measured at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Effect of changes in accounting policies	1,653
Realised gain/loss recognised in the statement of profit or loss during the period1,3	10
Purchase of assets	1,154
Sale of assets	(1,677)
Maturity/settlement	(78)
Transfers out of Level 3	(37)
Exchange rate differences	17
Closing balance	1,042
Level 3 [member] | Financial assets at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	365	456
Realised gain/loss recognised in the statement of profit or loss during the period1,3	(20)	4
Purchase of assets	731	226
Sale of assets		(1)
Maturity/settlement		(1)
Transfers out of Level 3		(319)
Closing balance	1,075	365
Level 3 [member] | Financial assets at FVOCI [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	480
Effect of changes in accounting policies	3,446
Realised gain/loss recognised in the statement of profit or loss during the period1,3	1
Revaluation recognised in other comprehensive income during the period2,4	(131)
Purchase of assets	85
Sale of assets	(5)
Maturity/settlement	(882)
Reclassifications	2
Transfers into Level 3	0
Transfers out of Level 3	(249)
Exchange rate differences	3
Changes in the composition of the group and other changes	(1)
Closing balance	2,749	480
Level 3 [member] | Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,104	1,223
Realised gain/loss recognised in the statement of profit or loss during the period1,3	(54)	(232)
Purchase of assets	359	610
Sale of assets	(120)	(326)
Maturity/settlement	(42)	(141)
Transfers into Level 3	85	9
Transfers out of Level 3	(839)	(37)
Exchange rate differences		(2)
Closing balance	494	1,104
Level 3 [member] | Non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	85	256
Realised gain/loss recognised in the statement of profit or loss during the period1,3	109	(45)
Purchase of assets	2	(9)
Sale of assets	(166)	(92)
Maturity/settlement	0	(2)
Transfers out of Level 3		(23)
Closing balance	27	85
Level 3 [member] | Available-for-sale of investments [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	€ 480	521
Revaluation recognised in other comprehensive income during the period2,4		(5)
Purchase of assets		62
Sale of assets		(43)
Maturity/settlement		(24)
Reclassifications		7
Transfers out of Level 3		(13)
Exchange rate differences		(24)
Changes in the composition of the group and other changes		(1)
Closing balance		€ 480